Close-down and restoration provisions - Summary of Provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	$ 2,492	$ 3,474
Adjustment on currency translation	(99)	(34)
Charged/(credited) to profit:
– increases to existing and new provisions	231	273
– unused amounts reversed	(12)	(21)
Utilised in year	(254)	(231)
Transfers and other movements	1	(282)
Provisions (including post-retirement benefits), ending balance	1,658	2,492
Balance sheet analysis:
Current	353	383
Non-current	1,305	2,109
Total	1,658	2,492
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	14,542	13,335
Adjustment on currency translation	(699)	(483)
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	520	518
Charged/(credited) to profit:
– increases to existing and new provisions	541	1,475
– unused amounts reversed	(72)	(192)
– exchange losses on provisions	17	23
– amortisation of discount	1,517	415
Utilised in year	(609)	(541)
Transfers and other movements	2	(8)
Provisions (including post-retirement benefits), ending balance	15,759	14,542
Balance sheet analysis:
Current	1,142	1,023
Non-current	14,617	13,519
Total	15,759	14,542
Close down and restoration/ environmental | Diavik Diamond Mines (2012) Inc.
Balance sheet analysis:
Provisions relating to insurance recoveries and other financial assets held	$ 351	$ 410